Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Raw materials	$ 1,779	$ 612
Work-in-process	209	173	$ 83
Finished goods	1,591	69	5
Packaging		467	182
Consignment	0	163	21
Inventory allowance	(473)	(95)	(69)
Total inventory, net	$ 3,106	922	243
Previously Reported [Member]
Raw materials		$ 145	$ 21